Fees Summary	Jul. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,579,250.00
Total Fee Amount	2,427.69
Total Offset Amount	0.00
Net Fee	$ 2,427.69
Offering Table N/A
Offset Table N/A	N/A